Note 14. Earnings Per Share	12 Months Ended
Oct. 31, 2012
Earnings Per Share [Text Block]
14.    (Loss) Earnings Per Share

The following table illustrates the reconciliation of the denominator in the computations of the basic and diluted (loss) earnings per share:

Years Ended October 31 (number of shares in thousands)	2012	2011	2010
Weighted average number of Common shares outstanding – basic	62,029	64,719	89,279
Impact of stock options assumed exercised	1	90	1
Weighted average number of Common shares outstanding – diluted	62,030	64,809	89,280
Basic and diluted (loss) earnings per share from continuing operations	$(0.47)	$0.67	$(0.94)
Basic and diluted loss per share from discontinued operations	-	(0.41)	(1.66)
Basic and diluted (loss) earnings per share	$(0.47)	$0.26	$(2.60)